Employee benefits (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Employee benefits
Salaries	€ 9,120	€ 8,073	€ 18,889	€ 16,418
Social charges	792	758	1,550	1,619
Pension charges	155	128	208	299
Share-based payment	1,561	887	2,442	2,862
Other	364	180	404	352
Total employee benefits	€ 11,992	€ 10,026	€ 23,493	€ 21,550